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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Par Investment Partners LP

Address: 1 International Place #2401 Boston, MA 02110

Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Frederick S. Downs Jr.

Title: Vice President
       -------------------------------------------------------------------------

Phone: 617-526-8990
       -------------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Frederick S. Downs Jr.        Boston, MA                    8-14-03
----------------------       --------------------        --------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          None
                                        -----------

Form 13F Information Table Entry Total:     105
                                        -----------

Form 13F Information Table Value Total: $1,056,078
                                        -----------
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]


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

                                                                                                                (SEC USE ONLY)
As of June 30, 2003                             Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.
------------------------------------------------------------------------------------------------------------------------------------
                                                        Item 5:              Item 6:                                Item 8
                                                       Shares of     Investment Discretion                 Voting Authority (Shares)
           Item 1:   Item 2:  Item 3:    Item 4: ---------------------------------------------    Item 7:  -------------------------
           Name of   Title     CUSIP      Fair   Principal SHR/PRN/ (a)  (b) Shared-     (c)     Managers      (a)    (b)     (c)
           Issuer   of Class   Number    Market    Amount  PUT/CALL Sole  As Defined    Shared-    See        Sole   Shared   None
                                          Value                           in Instr. V   Other    Instr. V
------------------------------------------------------------------------------------------------------------------------------------
AmDocs Limited       Common   G02602103    1200     50000     SHR     X                                        50000

ADC
 Telecommunications  Common   000886101     173     75000     SHR     X                                        75000

AdvancePCs           Common   0070K109    27731    725000     SHR     X                                       725000

Aeropostale Inc.     Common   007865108    8611    400900     SHR     X                                       400900

AirTran Holdings     Common   00949P108   11624   1110200     SHR     X                                      1110200

Alaska Air
 Group Inc.          Common   011659109    7615    355000     SHR     X                                       355000

AMR Corp             Common   001765106  147950  13450000     SHR     X                                     13450000

Amercia West
  Holding
  Corporation        Class B
                     Common   023657208   30600   4500000     SHR     X                                      4500000

American Tower
 System Corp         Class A
                     Common   029912201   13275   1500000     SHR     X                                      1500000

Ameristar
 Casinos Inc.        Common   03070Q101   25651   1202000     SHR     X                                      1202000

Ameritrade
 Holding Corp        Common   03074K100    5577    753700     SHR     X                                       753700

Argosy Gaming
 Corporation         Common   040228108   29483   1410000     SHR     X                                      1410000

ATA Holdings Corp    Common   03234G106    1439    195479     SHR     X                                       195479

BAM!
 Entertainment Inc.  Common   059361105     700   1489810     SHR     X                                      1489810

Boyd Gaming
 Corporation         Common   103304101     720     41700     SHR     X                                        41700

CKE Restaurants      Common   12561E105    5870   1050000     SHR     X                                      1050000

Cabot
 Microelectronics
 Corp                Common   12709P103   10086    200000     SHR     X                                       200000

Cache Inc            Common   127150308    1122     75000     SHR     X                                        75000

Catalina Marketing
 Corporation         Common   148867104    7943    450000     SHR     X                                       450000

Charter
 Communications
  Inc.               Class A
                     Common   16117M107    7647   2050000     SHR     X                                      2050000

Cintas Corp          Common   172908105   10629    300000     SHR     X                                       300000

Convergys
 Corporation         Common   212485106     464     29000     SHR     X                                        29000

Corvis Corp          Common   221009103      51     35000     SHR     X                                        35000

D&K Wholesale
 Drug Inc.           Common   232861104   21856   1355000     SHR     X                                      1355000

DAOU Systems Inc.    Common   237015102     387    586500     SHR     X                                       586500

Earthlink
 Network Inc.        Common   270321102     479     60000     SHR     X                                        60000

Edgar Online Inc.    Common   279765101     921    852930     SHR     X                                       852930

Echostar
 Communications      Class A
                     Common   278762109   32024    925000     SHR     X                                       925000

Employee Solutions   Common   292166105             70000     SHR     X                                        70000

Equity
 Marketing Inc.      Common   294724109     755     51000     SHR     X                                        51000

Espeed Inc.          Common   296643109    1936     98000     SHR     X                                        98000

FleetBoston
 Financial
 Corporation         Common   339030108     832     28000     SHR     X                                        28000

Gadzooks Inc.        Common   362553109     568    100000     SHR     X                                       100000

Glenayre
 Technologies Inc.   Common   377899109     127     93000     SHR     X                                        93000

Global
 Technovations Inc.  Common   37939M109            340500     SHR     X                                       340500

HPSC Inc.            Common   404264103     366     37600     SHR     X                                        37600

Hollywood
 Entertainment
 Corporation         Common   436141105   20209   1162100     SHR     X                                      1162100

Hudson Highland
 Group Inc.          Common   443792106     544     28830     SHR     X                                        28830

Huffy Corp           Common   444356109     186     26500     SHR     X                                        26500

ICN
 Pharmaceuticals
  Inc.               Common   448924100   26648   1590000     SHR     X                                      1590000

Imagyn Medical
 Technologies Inc.   Common   45244E100       2     78333     SHR     X                                        78333

Intraware Inc.       Common   46118M103      36     28400     SHR     X                                        28400

Interland Inc.       Common   458727104   19600  20000000     SHR     X                                     20000000

JetBlue
 Airways Corp        Common   477143101    9446    225000     SHR     X                                       225000

JP Morgan
 Chase & Co.         Common   46625H100    1367     40000     SHR     X                                        40000

Kforce.Comm Inc.     Common   493732101     678    136793     SHR     X                                       136793

King
 Pharmaceuticals
  Inc.               Common   495582108    7978    540500     SHR     X                                       540500

LTWC Corporation     Common   522002104             15428     SHR     X                                        15428

Liberate
 Technologies        Common   530129105     134     45000     SHR     X                                        45000

Lodgenet
 Entertainment
 Corporation         Common   540211109   19966   1825000     SHR     X                                      1825000

MTR Gaming
 Group Inc.          Common   553769100   10315   1336200     SHR     X                                      1336200

Magna
 Entertainment
 Corporation         Class A
                     Common   559211107    3248    649697     SHR     X                                       649697

Magnetek Inc.        Common   559424106     102     40000     SHR     X                                        40000

Marinemax Inc.       Common   567908108   10714    765300     SHR     X                                       765300

Mesaba
 Holdings Inc.       Common   59066B102    9961   1641081     SHR     X                                      1641081

Monolithic System
 Technology Inc.     Common   609842109     911    100000     SHR     X                                       100000

Monster
 Worldwide Inc.      Common   611742107    7584    384400     SHR     X                                       384400

Navigant
 International Inc.  Common   63935R108   16544   1282500     SHR     X                                      1282500

Netflix Inc.         Common   64110L106   16608    650000     PUT     X                                       650000

Nintendo Co. LTD     Common   654445303    1610    175000     SHR     X                                       175000

Ohio Art Co          Common   677143109     588     40500     SHR     X                                        40500

On Command
 Corporation         Common   682160106    2249   2044865     SHR     X                                      2044865

Open TV Corporation  Common   G67543101      96     67500     SHR     X                                        67500

Pacific Health
 Systems Inc         Common   695112102  113513   2301100     SHR     X                                      2301100

Packaging Dynamics
 Corporation         Common   695160101     254     35100     SHR     X                                        35100

Peets Coffee
 & Tea Inc.          Common   705560100    7002    400785     SHR     X                                       400785

Pegasus
 Communications
 Corporation         Class A
                     Common   705904100   16251    557300     SHR     X                                       557300

Pegasus
 Solutions Inc.      Common   705906105    9600    590770     SHR     X                                       590770

Penn National
 Gaming Inc.         Common   707569109   23358   1138300     SHR     X                                      1138300

Pharmacyclics Inc.   Common   716933106     119     25000     SHR     X                                        25000

Phoenix Group
 Corporation         Common   719072100       5     91500     SHR     X                                        91500

Physician
 Computer Network    Common   71940K109            251000     SHR     X                                       251000

Pixar                Common   725811103    1542     25450     SHR     X                                        25450

Playboy
 Enterprises Inc.
   Holdings          Class B
                     Common   728117300     812     59700     SHR     X                                        59700

Priceline.com        Common   741503106   17273    775247     SHR     X                                       775247

Prudential
 Financial Inc.      Common   744320102    1013     30100     SHR     X                                        30100

Puradyn Filter
 Technologies Inc.   Common   746091107    1353    520300     SHR     X                                       520300

Qiagen NV            Common   N72482107    2242    276050     SHR     X                                       276050

QLT Inc.             Common   746927102    2681    211100     SHR     X                                       211100

RCM Technologies     Common   749360400     527    135000     SHR     X                                       135000

Restoration
 Hardware Inc.       Common   760981100     308     70000     SHR     X                                        70000

Resortquest
  International
   Inc.              Common   761183102   11826   2681543     SHR     X                                      2681543

S1 Corporation       Common   78463B101     333     83200     SHR     X                                        83200

Sabre Holdings
 Corporation         Class A
                     Common   785905100   33894   1375000     SHR     X                                      1375000

Sapient
 Corporation         Common   803062108    1039    376618     SHR     X                                       376618

Sega
 Enterprises LTD     Common   815793104     386    229800     SHR     X                                       229800

Solectron
 Corporation         Common   834182107     121     32400     SHR     X                                        32400

Soundview
 Technology
 Group Inc.          Common   83611Q109     557     55000     SHR     X                                        55000

Sovereign
 Bancorp Inc.        Common   845905108     470     30000     SHR     X                                        30000

Station
 Casinos Inc.        Common   857689103   80898   3203900     SHR     X                                      3203900

Systemax Inc.        Common   871851101     150     44100     SHR     X                                        44100

Tenet Healthcare
 Corporation         Common   88033G100   23291   1999200     SHR     X                                      1999200

TOPPS Co Inc.        Common   890786106     466     55000     SHR     X                                        55000

Toys R Us Inc.       Common   892335100     606     50000     SHR     X                                        50000

Triad
 Hospital Inc.       Common   89579K109   30280   1220000     SHR     X                                      1220000

Trover
 Solutions Inc.      Common   897249108    7843   1354600     SHR     X                                      1354600

Tweeter Home
 Entertainment
  Group Inc.         Common   901167106    3472    400000     SHR     X                                       400000

United Auto
 Group, Inc.         Common   909440109   13116    602200     SHR     X                                       602200

US Oncology Inc.     Common   90338W103   20954   2835400     SHR     X                                      2835400

United Therapeutics
 Corporation         Common   91338W108    2463    113800     SHR     X                                       113800

Universal Health
 Services, Inc.      Class B
                     Common   913903100   18582    469000     SHR     X                                       469000

Vivendi Universal
 Sponsored ADR       Common   92851S204     496     26917     SHR     X                                        26917

VNU N V              Common   92856P108     645     20578     SHR     X                                        20578

WMS Industries       Common   929297109    2339    150000     SHR     X                                       150000

Zixit Corporation    Common   989748100     267     70900     SHR     X                                        70900

    Total Long Equities                 1056078
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